Supplement Dated January 20, 2009

To the Prospectus Dated July 29, 2008

For the WisdomTree Domestic and International Dividend Funds

The following information supplements the information in the current Prospectus. Effective January 20, 2009, the names of the WisdomTree Funds listed below are changed as follows:

NEW NAME	PREVIOUS NAME

WisdomTree Equity Income Fund	WisdomTree High-Yielding Equity Fund

WisdomTree DEFA Equity Income Fund	WisdomTree DEFA High-Yielding Equity Fund

WisdomTree Europe Equity Income Fund	WisdomTree Europe High-Yielding Equity Fund

WisdomTree Japan Equity Income Fund	WisdomTree Japan High-Yielding Equity Fund

WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree Pacific ex-Japan High-Yielding Equity Fund

WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets High-Yielding Equity Fund

The change is being made in order to better articulate the investment strategy of these six Funds to invest in high-yielding, income-producing equity securities. The investment objective and strategies of each Fund will not change. The name of each Fund’s underlying Index will also change to reflect the focus on equity income.

WIS-SP-002-0109

WISDOMTREE® TRUST

STATEMENT OF ADDITIONAL INFORMATION

July 29, 2008 as Revised January 20, 2009

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following separate investment portfolios (each, a “Fund”) of WisdomTree Trust (the “Trust”), as each such Prospectus may be revised from time to time:

WISDOMTREE INTERNATIONAL DIVIDEND FUNDS

WisdomTree DEFA Fund

WisdomTree DEFA Equity Income Fund

WisdomTree Europe Total Dividend Fund

WisdomTree Europe Equity Income Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree Japan Equity Income Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Equity Income Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend Top 100 Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Emerging Markets Equity Income Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

WISDOMTREE DOMESTIC DIVIDEND FUNDS

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend Top 100 Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WISDOMTREE EARNINGS FUNDS

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree Earnings Top 100 Fund

WisdomTree Low P/E Fund

WisdomTree India Earnings Fund

WISDOMTREE GROWTH FUNDS

WisdomTree LargeCap Growth Fund

WISDOMTREE INTERNATIONAL SECTOR FUNDS

WisdomTree International Basic Materials Sector Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Discretionary Sector Fund

WisdomTree International Consumer Staples Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree International Real Estate Fund

The current Prospectus for each of the Funds is dated July 29, 2008, as revised January 20, 2009. The International Dividend Funds, International Sector Funds and the India Earnings Fund are sometimes referred to collectively as the “International Funds.” Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Funds’ audited financial statements for the period ended March 31, 2008 are incorporated in this SAI by reference to the Funds’ 2008 Annual Reports to Shareholders (File No. 811-21864). You may obtain a copy of the Funds’ Annual Report at no charge by request to the Fund at the address or phone number noted below. Since the WisdomTree Middle East Dividend Fund and the WisdomTree LargeCap Growth Fund did not commence operations until after the close of the fiscal year, financial statements for these Funds are not yet available.

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

SAI dated July 29, 2008, as revised January 20, 2009

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following Funds:

WISDOMTREE DOMESTIC DIVIDEND FUNDS

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund*

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend Top 100 Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WISDOMTREE EARNINGS FUNDS

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree Earnings Top 100 Fund

WisdomTree Low P/E Fund

WisdomTree India Earnings Fund

WISDOMTREE GROWTH FUNDS

WisdomTree LargeCap Growth Fund

WISDOMTREE INTERNATIONAL DIVIDEND FUNDS

WisdomTree DEFA Fund

WisdomTree DEFA Equity Income Fund*

WisdomTree Europe Total Dividend Fund

WisdomTree Europe Equity Income Fund*

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree Japan Equity Income Fund*

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Equity Income Fund*

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend Top 100 Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Emerging Markets Equity Income Fund*

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

WISDOMTREE INTERNATIONAL SECTOR FUNDS

WisdomTree International Basic Materials Sector Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Discretionary Sector Fund

WisdomTree International Consumer Staples Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree International Real Estate Fund

*	Effective January 20, 2009, The WisdomTree Funds listed below are renamed as follows:

NEW NAME	PREVIOUS NAME

WisdomTree Equity Income Fund	WisdomTree High-Yielding Equity Fund

WisdomTree DEFA Equity Income Fund	WisdomTree DEFA High-Yielding Equity Fund

WisdomTree Europe Equity Income Fund	WisdomTree Europe High-Yielding Equity Fund

WisdomTree Japan Equity Income Fund	WisdomTree Japan High-Yielding Equity Fund

WisdomTree Pacific Ex-Japan Equity Income Fund	WisdomTree Pacific Ex-Japan High-Yielding Equity Fund

WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets High-Yielding Equity Fund

Each Fund described in this SAI seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) that defines a specific segment of the U.S. or international stock markets. The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”), the investment adviser to each Fund. Mellon Capital Management Corporation (“Mellon Capital”) (formerly, BNY Investment Advisors) is the investment sub-adviser (“Sub-Adviser”) to each Fund. ALPS Distributors, Inc. is the distributor (the “Distributor”) of the shares of each Fund.

Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as NYSE Arca or the NASDAQ Stock Market (“NASDAQ”) (each, a “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGY. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to beat the Indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

This investment strategy, known as “indexing,” may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 95% of a Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of the relevant Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the stocks of its Index, it also may invest its other assets in cash and cash equivalents, as well as in other investment companies, futures contracts, options on futures contracts, options, and swaps. The International Funds, from time to time, may have less than 95% of their assets invested in securities of their respective underlying Indexes in order to comply with the requirements of the Internal Revenue Code, to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Fund may not have less than 90% of its total assets invested in securities of its underlying Index. WisdomTree Asset Management expects that, over time, the correlation between each Fund’s performance and that of its underlying Index, before fees and expenses, will be 95% or better.

As a matter of general policy, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for a Fund.

The WisdomTree India Earnings Fund attempts to achieve its investment objective by investing in securities through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly-owned subsidiary of the WisdomTree India Earnings Fund. References to the investment strategies and other policies of the India Earnings Fund should be understood to also refer to the strategies and polices of the Portfolio. The Portfolio is advised by WisdomTree Asset Management and sub-advised by Mellon Capital.

GENERAL RISKS. An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Indexes are listed on major U.S. or non-U.S. stock exchanges, there can be no guarantees that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund’s Prospectus.

LACK OF DIVERSIFICATION. Each Fund is considered to be “non-diversified.” A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

Each Fund does, however, intend to maintain the level of diversification necessary to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subchapter M diversification tests generally require that (i) a Fund invest no more than 25% of its total assets in securities (other than securities of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses, and (ii) at least 50% of a Fund’s total assets consist of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited in respect of any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer. These tax requirements are generally applied at the end of each quarter of a Fund’s taxable year.

SPECIFIC INVESTMENT STRATEGIES. A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high-grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies (including money market funds). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. All Funds may invest in the securities of open-end funds (including money market funds) as permitted under the 1940 Act. Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts (“REITs”) to the extent allowed by law. Risks associated with investments in securities of REITs include: decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Code, and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

NON-U.S. SECURITIES. The International Funds invest a significant portion of their assets in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Funds to incur higher portfolio transaction costs than domestic equity funds.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Certain non-U.S. issuers in which the Funds, and in particular the International Real Estate Fund, may invest may be treated as passive foreign investment companies (“PFICs”). Investments in PFICs may decrease the tax efficiency of a Fund. For a more detailed discussion of the U.S. federal income tax consequences of a Fund’s investment in PFICs, please see the section titled “Taxes.”

Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.

INVESTMENTS IN EMERGING MARKETS. The Emerging Markets SmallCap Dividend, Emerging Markets Equity Income, India Earnings and Middle East Dividend Funds invest substantially all of their assets in markets that are considered to be “emerging.” Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

INVESTMENTS IN FRONTIER MARKETS. The Middle East Dividend Fund invests in countries that are generally considered to be “frontier markets.” The economies of frontier markets included in the WisdomTree Middle East Dividend Index (i.e., Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar and the United Arab Emirates) generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices and, therefore, prices of Fund shares. Investments in certain frontier market countries is restricted or controlled to varying extents. At times, these restrictions or controls may limit or prevent foreign investment and/or increase the investment costs and expenses of the Fund. Frontier markets may be subject to greater political instability, threat of war or terrorism and government intervention than more developed markets, including many emerging market economies. Frontier markets generally are not as correlated to global economic cycles as those of more developed countries. These and other factors make investing in the frontier market countries significantly riskier than investing in developed market and emerging market countries.

Certain frontier countries impose additional restrictions, such as requiring governmental approval prior to investments by foreign persons, limiting the amount of investment by foreign persons in a particular issuer, limiting investment by foreign persons to a particular class of securities of an issuer that may have less advantageous rights than other classes, and imposing additional taxes. For countries that require prior government approval, delays in obtaining such approval would delay investments, and consequently the Fund may be unable to invest in all of the securities included in the index until such approval is final. This could increase index tracking error. Some frontier countries may also limit investment in issuers in industries considered essential to national interests and may require governmental approval for the repatriation of investment income, capital or the proceeds of security sales by foreign investors, including the Fund. Some frontier country governments may levy certain taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will decrease the income generated from investments in such countries.

Some banks that are eligible foreign sub-custodians in frontier markets may have been organized only recently or may otherwise not have extensive operating experience. There may also be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian, such as in cases where the sub-custodian becomes bankrupt. Settlement systems may not be as established as in developed markets or even emerging markets. As a result, settlements may be delayed and cash or Fund securities may be jeopardized because of system defects. In addition, the laws of certain countries in which the Fund invests may require the Fund to release local shares before receiving cash payment, or to make cash payment before receiving local shares. This increases the risk of loss to the Fund.

The Fund invests in some frontier countries that use share blocking. “Share blocking” refers to the practice of predicating voting rights related to an issuer’s securities on those securities being blocked from trading at the custodian or sub-custodian level for a period of time near the date of a shareholder meeting. Such restrictions have the potential to effectively prevent securities from being voted and from trading within a specified number of days before, and in some cases after, the shareholder meeting. Share blocking may preclude the Fund from purchasing or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. Although practices may vary by market, a blocking period may last from one day to several weeks. Once blocked, the block may be removed only by withdrawing a previously cast vote or abstaining from voting completely, a process that may be burdensome. In certain countries, the block cannot be removed. Share blocking may impose operational difficulties on the Fund, including the potential effect that a block would have on pending trades. Share blocking may cause pending trades to fail or remain unsettled for an extended period of time. Trade failures may also expose the transfer agent and the Fund to situations in which a counterparty may have the right to go to market, buy a security at the current market price and have any additional expense borne by the Fund or transfer agent if the counterparty is unable to deliver shares after a certain period of time. The Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in share blocking proxy markets. These and other factors could have a negative impact on Fund performance.

INVESTMENTS IN AUSTRALIA. Certain of the International Funds may invest in companies organized and listed in Australia. The Pacific ex-Japan Total Dividend Fund and the Pacific ex-Japan Equity Income Fund generally invest a relatively large percentage of their assets in companies organized in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN BRAZIL. Certain of the International Funds may invest in companies organized and listed in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of United States companies or the United States government, including (i) investment and repatriation controls, which could affect the Fund’s ability to operate, and to qualify for, the favorable tax treatment afforded to regulated investment companies for U.S. Federal income tax purposes; (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. Dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that a trade deficit could have on economic stability and the Brazilian government’s economic policy; (v) high rates of inflation; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; and (viii) political and other considerations, including changes in applicable Brazilian tax laws. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN CANADA. Certain of the International Funds may invest in companies organized and listed in Canada. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN CHINA AND HONG KONG. Certain of the International Funds may invest in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) the increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly-organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong, as well; and (xix) the risk that certain companies in the Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN INDIA. The India Earnings Fund, Emerging Markets Equity Income Fund and Emerging Markets SmallCap Dividend Fund invest in securities listed and traded in India. Investments in India may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets. Economic and political structures in India may lack the stability of those of more developed nations. Unanticipated political or social developments in India and surrounding regions may affect the value of a Fund’s investments and the value of Fund shares. Although the government has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies or, if it does, that such policies will succeed. Monsoons and other natural disasters in India and surrounding regions also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in Indian courts than it is in the United States.

The market for securities in India may be less liquid and transparent than the markets in more developed countries. In addition, strict restrictions on foreign investment may decrease the liquidity of a Fund’s portfolio or inhibit the Fund’s ability to achieve its investment objective. A Fund may be unable to buy or sell securities or receive full value for such securities. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, a Fund’s ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund’s investments. To mitigate these risks, a Fund may maintain a higher cash position than it otherwise would, or a Fund may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track its Index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN FRANCE. Certain of the International Funds may invest in companies organized and listed in France. France is a member of the European Economic and Monetary Union (“EMU”). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of France may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN GERMANY. Certain of the International Funds may invest in companies organized and listed in Germany. Germany is a member of the EMU. EMU member countries share coordinated economic policies and a common currency. As a result, the economy of Germany may be significantly affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN JAPAN. Certain of the international Funds may invest in companies organized and listed in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN THE MIDDLE EAST. The Middle East Dividend Fund invests in companies organized and listed in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar and the United Arab Emirates. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. Markets in the Middle East generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets also have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. The legal systems in certain Middle Eastern countries may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than the Fund’s actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern country. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN SINGAPORE. Certain of the International Funds may invest in companies organized and listed in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN SOUTH AFRICA. The Emerging Markets Equity Income and Emerging Markets SmallCap Dividend Funds may invest in companies organized and listed in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries) certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa’s currency may be vulnerable to devaluation. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN SOUTH KOREA. The Emerging Markets Equity Income and Emerging Markets SmallCap Dividend Funds may invest in companies organized and listed in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN TAIWAN. The Emerging Markets Equity Income and Emerging Markets SmallCap Dividend Funds may invest in companies organized and listed in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund’s performance.

INVESTMENTS IN THE UNITED KINGDOM. Certain of the International Funds invest in companies organized and listed in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on a Fund’s performance.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying index.

CURRENCY TRANSACTIONS. The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

FORWARD FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of its underlying Index and may lower the Fund’s return. A Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

FUTURES, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price.

Swap agreements also may allow a Fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If a swap counterparty’s creditworthiness declines, the risk that such counterparty may not perform may increase, potentially resulting in a loss to the Fund. A Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. There is no guarantee these strategies will be successful.

PARTICIPATION CERTIFICATES. The Middle East Dividend Fund may invest in participation certificates (“Participation Certificates”) as a substitute for investing directly in securities included in the Middle East Dividend Index. These instruments are also referred to as “Participation Notes”. Participation Certificates are certificates or notes issued by banks or broker-dealers and are designed to provide returns corresponding to the performance of an underlying equity security or market. Participation Certificates are subject to the risk that the issuer of the note will default on its obligation, in which case the Fund could lose the entire value of its investment. The use of Participation Certificates can increase tracking error relative to the Index. A holder of a Participation Certificate that is linked to an underlying security may receive any dividends paid in connection with the underlying security. However, a holder of a Participation Certificate does not have voting rights, as the holder would if it owned the underlying security directly. Investing in Participation Certificate may subject the Funds to counterparty risk. In addition, there can be no assurance that the trading price of a Participation Certificate will be equal to the underlying value of the company or market that it seeks to replicate. The Fund will be relying on the creditworthiness of the counterparty issuing the Participation Certificate and would lose its investment if such counterparty became insolvent. The Fund will have no rights against the issuer of the underlying security. A Participation Certificate may also include transaction costs in addition to those applicable to a direct investment in securities. The markets on which the Participation Certificates are traded may be less liquid than the markets for other securities due to liquidity and transfer restrictions. The markets for Participation Certificates typically are “over the counter” and may be less transparent than the markets for listed securities. This may limit the availability of pricing information and may make it more difficult for the Fund to accurately value its investments in Participation Certificates. This may increase tracking error relative to the Index.

TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of Mellon Capital. The Trust has delegated to Mellon Capital the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and Mellon Capital’s role in implementing such guidelines.

Mellon Capital, through its participation on The Bank of New York Mellon (“BNY Mellon”) Corporation’s Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues. Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.

A complete copy of the Proxy Voting Policy may be obtained by writing to: Judy Manion at 500 Grant Street, Suite 2600, Pittsburgh, PA 15258.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the WisdomTree Asset Management and Mellon Capital (together, the “Advisers”). The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As exchange traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the Securities and Exchange Commission (“SEC”) applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third party service providers.

Each Fund may disclose on the Funds’ website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Advisers, the Funds’ distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

DESCRIPTION OF THE WISDOMTREE INDEXES

Brief descriptions of the Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes is available at www.wisdomtree.com.

Component Selection Criteria. In order to be included in one of the WisdomTree Dividend Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company generally must have a minimum market capitalization of $100 million as of the Index measurement date (defined below) and have an average daily dollar volume traded of at least $100,000 for the three months prior to the Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the U.S. Dividend Indexes, a company must be incorporated in the United States (including Puerto Rico), and must list its shares on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or the NASDAQ. To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, PFICs and derivative securities, such as warrants and rights, are not eligible (though PFICs are eligible to be included in the International Real Estate Fund).

In order to be included in one of the WisdomTree Domestic Earnings Indexes, a company must: (i) be incorporated in the United States (including Puerto Rico), (ii) be listed on the NYSE, AMEX or NASDAQ, (iii) have generated positive earnings on a cumulative basis in its most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio (“P/E ratio”) of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. Common stocks, tracking stocks, and holding companies are eligible for inclusion. REITs, ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities, such as warrants and rights, are not eligible.

The WisdomTree India Earnings Index and the WisdomTree LargeCap Growth Index each use a slightly different approach from the indexes described above. These two indexes are described in more detail below.

Annual Index Reconstitution. The WisdomTree Indexes are “reconstituted” on an annual basis. New securities are added to the Indexes only during the “annual reconstitution.” The annual reconstitution of the Domestic Dividend and Earnings Indexes takes place at the end of November and the beginning of December each year. The annual reconstitution of the International Indexes takes place at the end of June and the beginning of July each year, except that the annual reconstitution of the WisdomTree India Earnings Index takes place at the end of August and the beginning of September each year. The annual reconstitution of the WisdomTree LargeCap Growth Index takes place in March.

During the annual reconstitution, securities are screened to determine whether they comply with WisdomTree’s proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the “Index measurement date” or the “Screening Point.” Based on this screening, securities that meet Index requirements are added to the applicable Index and securities that do not meet such requirements are dropped from the applicable Index. A “preliminary Index” is made publicly available based on this information. The “Weighting Date” is the date when the final weights of each component security of each Index are established. This is determined after the close of trading on the third Wednesday of December for the Domestic Dividend and Earnings Indexes and after the close of trading on the third Wednesday of June for the International Indexes. The final index constituents and their respective weightings are made publicly available at this time. The final Index constituents and final constituent weightings go into effect immediately before the opening of trading on the Monday following the Weighting Date. This is sometimes referred to as the “Reconstitution Date.”

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal to or greater than 24% of an Index, its weighting will be reduced at the close of the current calendar quarter and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability. Each WisdomTree Index is calculated and disseminated throughout each day the NYSE is open for trading.

Changes to the Index Methodology. The WisdomTree Indexes are governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtreeindexes.com prior to implementation. Sixty (60) days prior notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds’ portfolio strategies and to prevent the Funds’ portfolio managers from having any influence on the construction of the Index methodology.

WISDOMTREE DOMESTIC DIVIDEND INDEXES

WisdomTree Dividend Index

Number of Components: approximately 1450

Index Description. The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock. Each Domestic Dividend Index is derived from the WisdomTree Dividend Index.

WisdomTree Equity Income Index

Number of Components: approximately 400

Index Description. The WisdomTree Equity Income Index measures the performance of the highest yielding stocks within the WisdomTree Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree LargeCap Dividend Index

Number of Components: approximately 300

Index Description. The WisdomTree LargeCap Dividend Index measures performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Dividend Index. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date. The Index consists of large-capitalization securities.

WisdomTree Dividend Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index. Unlike other WisdomTree Domestic Indexes, which weight index components based on projected cash dividends, a component’s weight in the Index is based on its indicated annual dividend yield as of the Index measurement date. Indicated annual dividend yield is calculated by annualizing the most recently declared regular cash dividend per share and dividing the amount by the stock price. A component company’s weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of approximately 100 large-capitalization securities.

WisdomTree MidCap Dividend Index

Number of Components: approximately 425

Index Description. The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Dividend Index

Number of Components: approximately 725

Index Description. The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily small-capitalization securities.

WISDOMTREE EARNINGS INDEXES

WisdomTree Earnings Index

Number of Components: approximately 2350

Index Description. The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the NYSE, AMEX, NASDAQ Global Select, or NASDAQ Global Market (the “NASDAQ Market”), (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio (“P/E ratio”) of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the broad U.S. market.

WisdomTree Earnings 500 Index

Number of Components: approximately 500

Index Description. The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree MidCap Earnings Index

Number of Components: approximately 785

Index Description. The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. For these purposes, Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Earnings Index

Number of Components: approximately 1080

Index Description. The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily small-capitalization securities.

WisdomTree Earnings Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree Earnings Top 100 Index is a fundamentally weighted Index that measures the performance of 100 large-cap companies with relatively high earnings yields. The Index is created by selecting the 100 companies with the highest earnings yields from the 300 largest companies within the WisdomTree Earnings 500 Index. Unlike the other Earnings Indexes which weight companies based on aggregate earnings, the Index is weighted by earnings yield. A component company’s weight in the Index at the Index measurement date is determined by its earnings yield. Earnings yield is calculated by dividing a company’s trailing 12 months earnings by its market capitalization. This amount is then divided by the sum of all earnings yields for all the component companies in the Index. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree Low P/E Index

Number of Components: approximately 700

Index Description. The WisdomTree Low P/E Index is a fundamentally weighted index that measures the performance of companies with the lowest price-to-earnings ratios (“P/E ratios”) within the WisdomTree Earnings Index that meet certain requirements. To be included in the Low P/E Index, companies must have market capitalizations of at least $200 million as of the Index measurement date. On the Index measurement date companies that meet these requirements are ranked by P/E ratio. Those companies with the lowest P/E ratios are ranked highest. The top 30% of these companies are included in the Index. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree India Earnings Index

Number of Components: approximately 150

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of profitable companies incorporated and traded in India that are eligible to be purchased by foreign investors and that meet specific other criteria developed by WisdomTree Investments. The Index consists of companies that: (i) are incorporated in India, (ii) are listed on a major stock exchange in India, (iii) have generated at least $5 million in earnings in their fiscal year prior to the Index measurement date, (iv) have a market capitalization of at least $200 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, (vi) have traded at least 250,000 shares per month for each of the six months prior to the index measurement date, and (vii) have a price to earnings ratio (“P/E ratio”) of at least 2 as of the Index measurement date. Companies are weighted in the Index based on earnings in their fiscal year prior to the Index measurement date adjusted for a factor that takes into account shares available to foreign investors. “Earnings” are determined using a company’s reported net income. Only common stocks and holding companies, including real estate holding companies, are eligible for inclusion in the Index. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WISDOMTREE GROWTH INDEXES

WisdomTree LargeCap Growth Index

Number of Components: approximately 290

Index Description:. The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of growth companies within the broad U.S. stock market. The Index consists of companies that are listed on major exchanges in the United States and that pass WisdomTree Investments’ market capitalization, liquidity and selection requirements. To be included in the Index, companies must have generated earnings on a cumulative basis in their prior four fiscal quarters. Of the eligible companies, the 1000 largest by market capitalization are ranked based on a score comprised of four growth metrics, which include: annual earnings per share growth; annual sales per share growth; annual book value per share growth; and annual stock price growth. The top 30% ranked by a composite of these four growth metrics are selected for inclusion. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters prior to the index measurement date, which occurs at the end of March. For these purposes, “earnings” are determined using a company’s reported net income, excluding special items, applicable to common shareholders over their four most recent fiscal quarters. As of November 1, 2008, approximately 80% of the Index consisted of companies with market capitalizations over $10 billion and 15% of the Index consisted of companies with market capitalization between $2 billion and $10 billion.

WISDOMTREE INTERNATIONAL DIVIDEND INDEXES

WisdomTree DEFA Index

Number of Components: approximately 2390

Index Description. The WisdomTree DEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet certain other requirements. To be included in the WisdomTree DEFA Index, companies must be incorporated in one of 16 developed-market European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree DEFA Equity Income Index

Number of Components: approximately 690

Index Description. The WisdomTree DEFA Equity Income Index measures the performance of the highest dividend yielding stocks within the WisdomTree DEFA Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe Dividend Index

Number of Components: approximately 1160

Index Description. The WisdomTree Europe Dividend Index measures the performance of companies incorporated in 16 developed-market European countries that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies that are incorporated in and have their shares of common stock listed on a major stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom. Companies must have paid at least $5 million in cash dividends on shares of their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe Equity Income Index

Number of Components: approximately 330

Index Description. The WisdomTree Europe Equity Income Index measures the performance of the highest dividend yielding stocks within the WisdomTree Europe Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Europe Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe SmallCap Dividend Index

Number of Components: approximately 520

Index Description. The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe.

WisdomTree Japan Dividend Index

Number of Components: approximately 820

Index Description. The WisdomTree Japan Dividend Index measures the performance of companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies incorporated in Japan that list their shares on the Tokyo Stock Exchange. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Japan Equity Income Index

Number of Components: approximately 240

Index Description. The WisdomTree Japan Equity Income Index measures the performance of the highest dividend yielding stocks within the WisdomTree Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Japan SmallCap Dividend Index

Number of Components: approximately 520

Index Description. The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan.

WisdomTree Pacific ex-Japan Dividend Index

Number of Components: approximately 411

Index Description. The WisdomTree Pacific ex-Japan Dividend Index measures the performance of companies in Hong Kong, Singapore, Australia and New Zealand that pay regular cash dividends on shares of common stock and meet certain other requirements. The WisdomTree Pacific ex-Japan Dividend Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, Australia or New Zealand. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Pacific ex-Japan Equity Income Index

Number of Components: approximately 110

Index Description. The WisdomTree Pacific ex-Japan Equity Income Index measures the performance of the highest dividend paying stocks within the WisdomTree Pacific ex-Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Pacific ex-Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International LargeCap Dividend Index

Number of Components: approximately 300

Index Description. The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of Europe, Far East Asia and Australasia. The Index is created by selecting from the WisdomTree DEFA Index the 300 companies in the Index with the highest market capitalizations as of the Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily large-capitalization securities.

WisdomTree International Dividend Top 100 Index

Number of Components: approximately 100

Index Description. The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies from Europe, Far East Asia and Australasia. The Index is created by selecting the 100 highest dividend-yielding companies from the WisdomTree International LargeCap Dividend Index. Unlike other WisdomTree International Indexes, which weight index components based on regular cash dividends paid, a component’s weight in the Index is based on its annual dividend yield as of the Index measurement date. A component company’s weight in the Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The Index consists of selected large-capitalization securities.

WisdomTree International MidCap Dividend Index

Number of Components: approximately 690

Index Description. The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily mid-capitalization securities.

WisdomTree International SmallCap Dividend Index

Number of Components: approximately 1400

Index Description. The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities.

WisdomTree Emerging Markets Equity Income Index

Number of Components: approximately 220

Index Description. The WisdomTree Emerging Markets Equity Income Index measures the performance of emerging market stocks with relatively high dividend yields. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting the top 30% of Index constituents ranked by dividend yield from the WisdomTree Emerging Markets Dividend Index. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Emerging Markets SmallCap Dividend Index

Number of Components: approximately 395

Index Description. The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that measures the performance of primarily small cap stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index is composed of primarily small capitalization stocks.

WisdomTree Middle East Dividend Index

Number of Components: approximately 100

Index Description. The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of companies in the Middle East region that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, or the United Arab Emirates (including Abu Dhabi and Dubai). As of the index measurement date, shares of companies must be eligible to be purchased by foreign investors. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent index measurement date. Companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Companies are weighted in the Index based on regular cash dividends paid in the annual cycle prior to the index measurement date. Country weights are capped so that no country’s weight in the Index exceeds 33% at the annual index measurement date.

WISDOMTREE INTERNATIONAL SECTOR INDEXES

WisdomTree International Basic Materials Sector Index

Number of Components: approximately 180

Index Description. The WisdomTree International Basic Materials Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Basic Materials Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Basic Materials” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: chemicals, forest products and paper, iron/steel, and mining. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Communications Sector Index

Number of Components: approximately 150

Index Description. The WisdomTree International Communications Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Communications Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Communications” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: advertising, internet, media, and telecom. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Consumer Discretionary Sector Index

Number of Components: approximately 425

Index Description. The WisdomTree International Consumer Discretionary Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Consumer Discretionary Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Consumer Discretionary” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: airlines, apparel, automobiles and parts, entertainment, food service, home builders, housewares, leisure time, lodging, office furnishings, retail, textiles, and toys/games. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Consumer Staples Sector Index

Number of Components: approximately 375

Index Description. The WisdomTree International Consumer Staples Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Consumer Staples Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Consumer Staples” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: agriculture, tobacco, beverages, biotechnology, commercial services, cosmetics/personal care, food, health care, pharmaceuticals, and household products. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Energy Sector Index

Number of Components: approximately 60

Index Description. The WisdomTree International Energy Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Energy Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Energy” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: oil and gas producers, oil and gas services, pipelines, alternative energy sources, and coal. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Financial Sector Index

Number of Components: approximately 450

Index Description. The WisdomTree International Financial Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Financial Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Financial” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: banks, savings and loans, insurance companies, investment companies, real estate companies, and diversified financial service companies. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Health Care Sector Index

Number of Components: approximately 100

Index Description. The WisdomTree International Health Care Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Health Care Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Health Care” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: health care products, health care services, pharmaceuticals, and biotechnology. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Industrial Sector Index

Number of Components: approximately 560

Index Description. The WisdomTree International Industrial Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Industrial Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Industrial” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: aerospace and defense, building materials, electronic components and equipment, engineering and construction, hand and machine tools, machinery, metal fabrication, packaging and containers, shipbuilding, transportation, and trucking and leasing. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Technology Sector Index

Number of Components: approximately 85

Index Description. The WisdomTree International Technology Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Technology Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Technology” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: computers, office and business equipment, semiconductors, and software. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Utilities Sector Index

Number of Components: approximately 70

Index Description. The WisdomTree International Utilities Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Utilities Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Utilities” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: gas, electric, and water. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Real Estate Index

Number of Components: approximately 220

Index Description. The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the “International Real Estate” sector. Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies; real estate development companies; and diversified REITs. The Index also includes companies that may be classified as PFICs.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund’s underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the Investment Company Act of 1940.

This means that no more than 33  1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee and Officers+	Other Directorships Held by Trustee and Officers
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	50	None.

Amit Muni (1969)	Treasurer, Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	50	None.

Richard Morris (1967)	Secretary, Chief Legal Officer*	Officer since 2005	Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	50	None.

+	As of December 4, 2008
*	Elected by and serves at the pleasure of the Board of Trustees.

Independent Trustees

Name (year of birth)	Position	Term of office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Gregory Barton (1961)**	Trustee	Trustee since 2006	General Counsel and Secretary of Martha Stewart Living Omnimedia, Inc. 2007-2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. 2003 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2003; President (2001 to 2002), Chief Financial Officer (2000 to 2002), Vice President of Business Development (1999 to 2001) and General Counsel and Secretary (1998 to 2002) of WisdomTree Investments, Inc.	50	None.

Toni Massaro (1955)***	Trustee	Trustee since 2006	Dean at University of Arizona James E. Rogers College of Law since 1999; Professor at University of Arizona James E. Rogers College of Law since 1990.	50	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. 2005 to August 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	50	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of the Hoover Institution at Stanford University.

+	As of December 4, 2008
**	Chair of the Audit Committee.
***	Chair of the Governance and Nominating Committee.

The following table sets forth, as of December 31, 2007 the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

Name of Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee:
Jonathan Steinberg	International SmallCap Dividend Fund International Dividend Top 100 Fund DEFA Equity Income Fund Pacific ex-Japan Total Dividend Fund Japan Equity Income Fund	$50, 001 – $100,000 $50, 001 – $100,000 $50, 001 – $100,000 $50, 001 – $100,000 $50, 001 – $100,000	Over $100,000

Independent Trustees:
Gregory Barton	Total Dividend Fund DEFA Fund	Over $100,000 $10,001 – $50,000	Over $100,000

Toni Massaro	Equity Income Fund DEFA Equity Income Fund	$1 – $10,000 $1 – $10,000	$1 – $10,000

Victor Ugolyn	LargeCap Dividend Fund MidCap Dividend Fund	$10,001 – $50,000 $10,001 – $50,000	$50,001 – $100,000

As of December 31, 2007 none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (“Independent Trustees”) or their immediate family members owned beneficially or of record any securities of WisdomTree Asset Management, the Sub-Adviser, the Funds’ Distributor, or any person controlling, controlled by or under control with WisdomTree Asset Management, the Sub-Adviser or the Funds’ Distributor.

The Board of Trustees of the Trust met eight times during the fiscal year ended March 31, 2008.

Committees of the Board of Trustees

Audit Committee. Each Independent Trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (vi) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties. During the fiscal year ended March  31, 2008, the Audit Committee held six meetings.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2008, the Nominating Committee held one meeting.

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee receives annual compensation of $110,000. The Audit Committee Chairman will be paid an additional 10% and the Independent Chairman of the Board will be paid an additional 50% of this amount. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending meetings. Prior to December 2007, each Independent Trustee received annual compensation of $40,000. The Audit Committee Chairman received an additional 10% and the Independent Chairman received an additional 50% of this amount.

The following table sets forth the fees paid to each Trustee for the fiscal year-ended March 31, 2008.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex
Jonathan Steinberg	None	None	None	None

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex
Gregory Barton	$44,000	None	None	$44,000
Toni Massaro	$43,220	None	None	$43,220
Victor Ugolyn	$65,262	None	None	$65,262

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust’s outstanding shares as of June 30, 2008.

Control Persons and Principal Holders of Securities.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants (“DTC Participants”), as of June 30, 2008, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Total Dividend Fund	CHARLES SCHWAB	15.24%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	PERSHING SECURITIES CORPORATION	9.38%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	MERRILL LYNCH	6.97%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Equity Income Fund	NFS LLC	12.98%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	CITIGROUP	10.01%
	333 W. 34TH STREET
	NEW YORK NY 10001

	FIRST CLEAR	8.56%
	10700 WHEAT FIRST DRIVE, WS 1024
	GLEN ALLEN VA 23060

	PERSHING SECURITIES CORPORATION	6.63%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	MERRILL LYNCH	5.73%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	MSC RETAIL	5.28%
	MORGAN STANLEY RETAIL
	HARBOURSIDE FINANCIAL CENTER
	PLAZA 3, 1ST FLOOR
	JERSEY CITY NJ 07311

WisdomTree DEFA Fund	AMERITRADE	26.32%
	C/O ADP PROXY SERVICES
	51 MERCEDES WAY
	EDGEWOOD NY 11717

	ML SFKPG	12.36%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	CHARLES SCHWAB	9.46%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	FIRST CLEAR	9.20%
	10700 WHEAT FIRST DRIVE, WS 1024
	GLEN ALLEN VA 23060

	CURIAN LLC	6.90%
	8055 E TUFTS AVE
	DENVER, CO 80237

	CITIGROUP	5.48%
	333 W. 34TH STREET
	NEW YORK NY 10001

Name	DTC Participant Name	Percentage of Ownership
WisdomTree DEFA Equity Income Fund	CHARLES SCHWAB	20.75%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	ML SFKPG	14.24%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	NFS LLC	8.78%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	MSC RETAIL	5.56%
	MORGAN STANLEY RETAIL
	HARBOURSIDE FINANCIAL CENTER
	PLAZA 3, 1ST FLOOR
	JERSEY CITY NJ 07311

	CITIGROUP	5.46%
	333 W. 34TH STREET
	NEW YORK NY 10001

	AMERITRADE
	C/O ADP PROXY SERVICES	5.27%
	51 MERCEDES WAY
	EDGEWOOD NY 11717

	5TH-3RD BANK	5.05%
	FIFTH THIRD CENTER
	CINCINNATI, OH 45263-0828

WisdomTree Pacific ex-Japan Equity Income Fund	CHARLES SCHWAB	14.37%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	11.87%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	PERSHING SECURITIES CORPORATION	10.92%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	GOLDMAN LP	7.83%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	BEAR STEARNS	7.82%
	ONE METROTECH CENTER NORTH
	4TH FLOOR
	BROOKLYN NY 11201-3862

	ML SFKPG	7.58%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	AMERITRADE	5.09%
	C/O ADP PROXY SERVICES
	51 MERCEDES WAY
	EDGEWOOD NY 11717

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Pacific ex-Japan Total Dividend Fund	CHARLES SCHWAB	12.51%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	US BANK NA	11.98%
	1555 NORTH RIVER CENTER DRIVE
	SUITE 302
	MILWAUKEE, WI 53212

	NFS LLC	10.00%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	PERSHING SECURITIES CORPORATION	9.59%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	CITIGROUP	8.38%
	333 W. 34TH STREET
	NEW YORK NY 10001

	ML SFKPG	7.44%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	UBS FINANCIAL	5.18%
	1200 HARBOR BLVD
	WEEHAWKEN NJ 07086

WisdomTree Europe Total Dividend Fund	ML SFKPG	21.20%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	CHARLES SCHWAB
	ATTN PROXY DEPARTMENT	15.92%
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	9.62%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	MSC RETAIL	7.37%
	MORGAN STANLEY RETAIL
	HARBOURSIDE FINANCIAL CENTER
	PLAZA 3, 1ST FLOOR
	JERSEY CITY NJ 07311

	JP MORGAN CHASE BANK NA	6.67%
	PROXY SERVICES
	14201 DALLAS PKWAY
	DALLAS, TX 75254

	PERSHING SECURITIES CORPORATION	5.38%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Europe Equity Income Fund	ML SFKPG	29.35%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	MSC RETAIL	13.89%
	MORGAN STANLEY RETAIL
	HARBOURSIDE FINANCIAL CENTER
	PLAZA 3, 1ST FLOOR
	JERSEY CITY NJ 07311

	CHARLES SCHWAB	8.76%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	8.56%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	PERSHING SECURITIES CORPORATION	6.68%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	FIRST CLEAR	5.07%
	10700 WHEAT FIRST DRIVE, WS 1024
	GLEN ALLEN VA 23060

WisdomTree Europe SmallCap Dividend Fund	FIRST CLEAR	14.86%
	10700 WHEAT FIRST DRIVE, WS 1024
	GLEN ALLEN VA 23060

	NFS LLC	12.58%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	ML SFKPG	11.73%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	CHARLES SCHWAB	10.51%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	GOLDMAN LP	8.08%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	PERSHING SECURITIES CORPORATION	6.42%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Japan Total Dividend Fund	GOLDMAN	10.88%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	CHARLES SCHWAB	10.78%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	MSC RETAIL	9.51%
	MORGAN STANLEY RETAIL
	HARBOURSIDE FINANCIAL CENTER
	PLAZA 3, 1ST FLOOR
	JERSEY CITY NJ 07311

	GOLDMAN	8.52%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	NBCN INC	7.58%

	ML SFKPG	7.23%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	NFS LLC	6.42%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	PERSHING SECURITIES CORPORATION	6.03%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

WisdomTree Japan Equity Income Fund	CHARLES SCHWAB	16.06%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	PERSHING SECURITIES CORPORATION	12.40%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	NFS LLC	12.25%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	ML SFKPG	12.11%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	GOLDMAN SKPG	11.88%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	FIRST CLEAR	6.06%
	10700 WHEAT FIRST DRIVE, WS 1024
	GLEN ALLEN VA 23060

	DTC Participant Name	Percentage of Ownership
Name
WisdomTree Japan SmallCap Dividend Fund	ML SFKPG	39.20%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	CHARLES SCHWAB	12.81%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	CITIGROUP	8.72%
	333 W. 34TH STREET
	NEW YORK NY 10001

	NFS LLC	6.46%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

WisdomTree Dividend Top 100 Fund	NFS LLC	14.73%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	ML SFKPG	10.921%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	CITIGROUP	10.19%
	333 W. 34TH STREET
	NEW YORK NY 10001

	BROWN BROS	6.56%
	140 BROADWAY
	NEW YORK, NEW YORK 10005

	PERSHING SECURITIES CORPORATION	5.04%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

WisdomTree LargeCap Dividend Fund	PNC BANK	20.97%
	2600 LIBERTY AVENUE
	PITTSBURGH, PENNSYLVANIA 15222

	CHARLES SCHWAB	20.54%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	MERRILL LYNCH	6.98%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	NFS LLC	6.27%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	FIRST CLEAR	5.37%
	10700 WHEAT FIRST DRIVE, WS 1024
	GLEN ALLEN VA 23060

	MSC RETAIL	5.03%
	MORGAN STANLEY RETAIL
	HARBOURSIDE FINANCIAL CENTER
	PLAZA 3, 1ST FLOOR
	JERSEY CITY NJ 07311

Name	DTC Participant Name	Percentage of Ownership
WisdomTree MidCap Dividend Fund	CHARLES SCHWAB	16.18%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	CITIGROUP	16.17%
	333 W. 34TH STREET
	NEW YORK NY 10001

	NFS LLC	10.80%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	FIRST CLEAR	5.81%
	10700 WHEAT FIRST DRIVE, WS 1024
	GLEN ALLEN VA 23060

	UBS FINANCIAL	5.50%
	1200 HARBOR BLVD
	WEEHAWKEN NJ 07086

WisdomTree SmallCap Dividend Fund	CHARLES SCHWAB	19.10%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	CITIGROUP	15.08%
	333 W. 34TH STREET
	NEW YORK NY 10001

	NFS LLC	14.86%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	ML SFKPG	7.76%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	FIRST CLEAR	6.70%
	10700 WHEAT FIRST DRIVE, WS 1024
	GLEN ALLEN VA 23060

	PERSHING SECURITIES CORPORATION	5.89%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

WisdomTree International LargeCap Dividend Fund	ML SFKPG	24.46%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	WILMING TRUST	15.69%
	RODNEY SQUARE NORTH
	1100 NORTH MARKET STREET
	WILMINGTON DE 19890-2212

	CHARLES SCHWAB	9.44%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	CITIGROUP	7.59%
	333 W. 34TH STREET
	NEW YORK NY 10001

	NFS LLC	7.33%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

Name	DTC Participant Name	Percentage of Ownership
WisdomTree International Dividend Top 100 Fund	CHARLES SCHWAB	17.46%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	12.23%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	ML SFKPG	11.63%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	FIRST CLEAR	5.25%
	10700 WHEAT FIRST DRIVE, WS 1024
	GLEN ALLEN VA 23060

	PERSHING SECURITIES CORPORATION	8.02%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	CITIGROUP	6.70%
	333 W. 34TH STREET
	NEW YORK NY 10001

WisdomTree International MidCap Dividend Fund	CHARLES SCHWAB	27.34%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	11.95%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	CITIGROUP	11.12%
	333 W. 34TH STREET
	NEW YORK NY 10001

	FIRST CLEAR	5.87%
	10700 WHEAT FIRST DRIVE, WS 1024
	GLEN ALLEN VA 23060

	5TH-3RD BANK	5.75%
	FIFTH THIRD CENTER
	CINCINNATI, OH 45263-0828

WisdomTree International SmallCap Dividend Fund	CHARLES SCHWAB	22.47%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	14.98%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	FIDELITY TRUST	11.66%
	82 DEVONSHIRE ST.
	BOSTON, MA 02109

	PERSHING SECURITIES CORPORATION	8.65%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	ML SFKPG	5.19%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

Name	DTC Participant Name	Percentage of Ownership
WisdomTree International Basic Materials Sector Fund	NFS LLC	13.76%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	ML SFKPG	13.54%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	CHARLES SCHWAB	12.47%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	CITIGROUP	10.79%
	333 W. 34TH STREET
	NEW YORK NY 10001

	FIRST CLEAR	9.32%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

	PERSHING SECURITIES CORPORATION	5.86%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	AMERITRADE	5.26%
	C/O ADP PROXY SERVICES
	51 MERCEDES WAY
	EDGEWOOD NY 11717

WisdomTree International Communications Sector Fund	JP MORGAN CHASE BANK NA	29.59%
	PROXY SERVICES
	14201 DALLAS PKWAY
	DALLAS, TX 75254

	BEAR STEARNS	11.64%
	ONE METROTECH CENTER NORTH
	4TH FLOOR
	BROOKLYN NY 11201-3862

	GOLDMAN SKPG	11.64%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	ML SFKPG	10.21%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

WisdomTree International Consumer Discretionary Sector Fund	ML SFKPG	28.73%
	101 HUDSON ST, 9TH FL
	JERSEY CITY NJ 07302

	FIRST CLEAR	16.04%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

	MSC RETAIL	15.03%
	MORGAN STANLEY RETAIL
	HARBOURSIDE FINANCIAL CENTER
	PLAZA 3, 1ST FLOOR
	JERSEY CITY NJ 07311

	CITIGROUP	7.23%
	333 W. 34TH STREET
	NEW YORK NY 10001

Name	DTC Participant Name	Percentage of Ownership
WisdomTree International Consumer Staples Sector Fund	ML SFKPG	25.01%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	BEAR STEARNS	16.97%
	ONE METROTECH CENTER NORTH
	4TH FLOOR
	BROOKLYN NY 11201-3862

	CITIGROUP	9.44%
	333 W. 34TH STREET
	NEW YORK NY 10001

	GOLDMAN LP	7.61%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	FIRST CLEAR	7.41%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

	NFS LLC	5.14%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

WisdomTree International Energy Sector Fund	ML SFKPG	23.47%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	CHARLES SCHWAB	11.79%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	9.38%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	CITIGROUP	9.34%
	333 W. 34TH STREET
	NEW YORK NY 10001

	GOLDMAN LP	7.28%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	FIRST CLEAR	5.21%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

Name	DTC Participant Name	Percentage of Ownership
WisdomTree International Financial Sector Fund	CHARLES SCHWAB	17.57%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	14.60%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	CITIGROUP	8.33%
	333 W. 34TH STREET
	NEW YORK NY 10001

	BROWN BROS	6.90%
	140 BROADWAY
	NEW YORK, NEW YORK 10005

	ML SFKPG	6.14%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

WisdomTree International Industrial Sector Fund	ML SFKPG	23.46%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	UBS FINANCIAL	20.05%
	1200 HARBOR BLVD
	WEEHAWKEN NJ 07086

	GOLDMAN LP	9.84%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	CITIGROUP	9.55%
	333 W. 34TH STREET
	NEW YORK NY 10001

	CHARLES SCHWAB
	ATTN PROXY DEPARTMENT	7.83%
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	FIRST CLEAR	6.19%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

WisdomTree International Technology Sector Fund	ML SFKPG	29.07%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	GOLDMAN LP	17.01%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	FIRST CLEAR	7.30%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

	CHARLES SCHWAB	6.36%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	CITIGROUP	6.30%
	333 W. 34TH STREET
	NEW YORK NY 10001

Name	DTC Participant Name	Percentage of Ownership
WisdomTree International Utilities Sector Fund	ML SFKPG	14.80%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	CITIGROUP	11.84%
	333 W. 34TH STREET
	NEW YORK NY 10001

	NFS LLC	10.42%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	CHARLES SCHWAB	9.15%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	PERSHING SECURITIES CORPORATION	8.57%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	GOLDMAN LP	7.55%
	30 HUDSON STREET
	JERSEY CITY NJ 07302

	FIRST CLEAR	6.91%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

	BANK OF NEW YORK	5.14%
	ONE WALL STREET
	NEW YORK, NY 10286

WisdomTree International Health Care Sector Fund	CITIGROUP	19.25%
	333 W. 34TH STREET
	NEW YORK NY 10001

	FIRST CLEAR	15.99%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

	PERSHING SECURITIES CORPORATION	13.93%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	ML SFKPG	10.97%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	NFS LLC	10.10%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	CHARLES SCHWAB	6.10%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Total Earnings Fund	BANK OF NEW YORK	27.29%
	ONE WALL STREET
	NEW YORK, NY 10286

	PERSHING SECURITIES CORPORATION	20.89%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	NFS LLC	9.88%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	TIMBER HIL	5.80%
	1 PICKWICK PLAZA
	GREENWICH CT 06830

	CHARLES SCHWAB	5.53%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	MSC RETAIL	5.21%
	MORGAN STANLEY RETAIL
	HARBOURSIDE FINANCIAL CENTER
	PLAZA 3, 1ST FLOOR
	JERSEY CITY NJ 07311

	ML SFKPG	5.04%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

WisdomTree Earnings 500 Fund	CHARLES SCHWAB	42.11%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	10.24%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	CITIGROUP	5.42%
	333 W. 34TH STREET
	NEW YORK NY 10001

WisdomTree MidCap Earnings Fund	CHARLES SCHWAB	46.27%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	11.28%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	TIMBER HIL	10.52%
	1 PICKWICK PLAZA
	GREENWICH CT 06830

	CITIGROUP	6.99%
	333 W. 34TH STREET
	NEW YORK NY 10001

	FIRST CLEAR	5.51%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

Name	DTC Participant Name	Percentage of Ownership
WisdomTree SmallCap Earnings Fund	BONY SPDR	19.65%
	ONE WALL STREET
	NEW YORK, NY 10286

	NFS LLC	15.27%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	FIRST CLEAR	12.33%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

	CITIGROUP	11.16%
	333 W. 34TH STREET
	NEW YORK NY 10001

	CHARLES SCHWAB	9.74%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	PERSHING SECURITIES CORPORATION	9.29%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

WisdomTree Earnings Top 100 Fund	NFS LLC	21.02%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	ML SFKPG	12.75%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	PERSHING SECURITIES CORPORATION	11.39%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	FIRST CLEAR	8.78%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

	BANK OF NEW YORK	7.74%
	ONE WALL STREET
	NEW YORK, NY 10286

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Low P/E Fund	NFS LLC	15.70%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	PERSHING SECURITIES CORPORATION	15.41%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	CHARLES SCHWAB	8.48%
	ATTN PROXY DEPARTMENT
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	CITIGROUP	7.86%
	333 W. 34TH STREET
	NEW YORK NY 10001

	FIRST CLEAR	7.80%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

WisdomTree International Real Estate Fund	NFS LLC	11.88%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	ML SFKPG	10.71%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	FIDELITY TRUST	9.85%
	82 DEVONSHIRE ST.
	BOSTON, MA 02109

	AMERITRADE	7.98%
	C/O ADP PROXY SERVICES
	51 MERCEDES WAY
	EDGEWOOD NY 11717

	PERSHING	6.97%
	1 PERSHING PLAZA
	JERSEY CITY NJ 0739

WisdomTree Emerging Markets Equity Income Fund	PERSHING	16.34%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

	NFS LLC	14.07%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	CHS SCHWAB	10.64%
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	FISERV TR	7.13%
	717 – 17TH STREET
	SUITE 2600
	DENVER CO 80202

	AMERITRADE	6.86%
	C/O ADP PROXY SERVICES
	51 MERCEDES WAY
	EDGEWOOD NY 11717

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Emerging Markets SmallCap Dividend Fund	CHS SCHWAB	16.74%
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	NFS LLC	12.92%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	MERRIL LYNCH	10.77%
	101 HUDSON ST 9TH FL
	JERSEY CITY NJ 07302

	UBS FINANCIAL	7.86%
	1200 HARBOR BLVD
	WEEHAWKEN NJ 07086

	CITIGROUP	7.40%
	333 W. 34TH STREET
	NEW YORK NY 10001

	PERSHING	7.08%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

WisdomTree India Earnings Fund	NFS LLC	16.28%
	200 LIBERTY STREET
	NEW YORK CITY NY 10281

	CHS SCHWAB	13.46%
	211 MAIN STREET
	SAN FRANCISCO CA 94105

	FIRST CLEAR	8.09%
	10700 WHEAT FIRST DRIVE
	WS 1024
	GLEN ALLEN VA 23060

	CITIGROUP	7.58%
	333 W. 34TH STREET
	NEW YORK NY 10001

	AMERITRADE	6.53%
	C/O ADP PROXY SERVICES
	51 MERCEDES WAY
	EDGEWOOD NY 11717

	PERSHING	5.42%
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

WisdomTree Middle East Dividend Fund*		N/A

WisdomTree LargeCap Growth Fund*		N/A

*	Information is not presented for this Fund as it had not commenced operations as of June 30, 2008.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.

Name of Fund	Management Fee
WisdomTree Total Dividend Fund	0.28%
WisdomTree Equity Income Fund	0.38%
WisdomTree LargeCap Dividend Fund	0.28%
WisdomTree Dividend Top 100 Fund	0.38%
WisdomTree MidCap Dividend Fund	0.38%
WisdomTree SmallCap Dividend Fund	0.38%
WisdomTree Total Earnings Fund	0.28%
WisdomTree Earnings 500 Fund	0.28%
WisdomTree MidCap Earnings Fund	0.38%
WisdomTree SmallCap Earnings Fund	0.38%
WisdomTree Earnings Top 100 Fund	0.38%
WisdomTree Low P/E Fund	0.38%
WisdomTree LargeCap Growth Fund	0.38%
WisdomTree DEFA Fund	0.48%
WisdomTree DEFA Equity Income Fund	0.58%
WisdomTree Europe Total Dividend Fund	0.48%
WisdomTree Europe Equity Income Fund	0.58%
WisdomTree Europe SmallCap Dividend Fund	0.58%
WisdomTree Japan Total Dividend Fund	0.48%
WisdomTree Japan Equity Income Fund	0.58%
WisdomTree Japan SmallCap Dividend Fund	0.58%
WisdomTree Pacific ex-Japan Total Dividend Fund	0.48%
WisdomTree Pacific ex-Japan Equity Income Fund	0.58%
WisdomTree International LargeCap Dividend Fund	0.48%
WisdomTree International Dividend Top 100 Fund	0.58%
WisdomTree International MidCap Dividend Fund	0.58%
WisdomTree International SmallCap Dividend Fund	0.58%
WisdomTree Emerging Markets Equity Income Fund	0.63%
WisdomTree Emerging Markets SmallCap Dividend Fund	0.63%
WisdomTree India Earnings Fund	0.68%
WisdomTree Middle East Dividend Fund	0.68%
WisdomTree International Basic Materials Sector Fund	0.58%
WisdomTree International Communications Sector Fund	0.58%
WisdomTree International Consumer Discretionary Sector Fund	0.58%
WisdomTree International Consumer Staples Sector Fund	0.58%
WisdomTree International Energy Sector Fund	0.58%
WisdomTree International Financial Sector Fund	0.58%
WisdomTree International Health Care Sector Fund	0.58%
WisdomTree International Industrial Sector Fund	0.58%
WisdomTree International Technology Sector Fund	0.58%
WisdomTree International Utilities Sector Fund	0.58%
WisdomTree International Real Estate Fund	0.58%

With respect to each Fund (other than the India Earnings Fund and the Middle East Dividend Fund) WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. Pursuant to a separate contractual arrangement with respect to each Fund (other than the India Earnings Fund and the Middle East Dividend Fund) WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund’s average daily net assets.

The Portfolio is advised by WisdomTree Asset Management. WisdomTree Asset Management does not receive any additional compensation for advising the Portfolio.

For the following periods, the Adviser received the following fees:

Name	Commencement of Operations	Advisory Fee Period Ended March 31, 2007	Advisory Fee Period Ended March 31, 2008
WisdomTree Total Dividend Fund	6/16/06	$113,719	$269,768
WisdomTree Equity Income Fund	6/16/06	295,809	736,971
WisdomTree DEFA Fund	6/16/06	199,673	1,415,559
WisdomTree DEFA Equity Income Fund	6/16/06	317,496	1,445,109
WisdomTree Pacific ex-Japan Equity Income Fund	6/16/06	160,899	584,781
WisdomTree Pacific ex-Japan Total Dividend Fund	6/16/06	105,496	774,010
WisdomTree Europe Total Dividend Fund	6/16/06	67,833	237,566
WisdomTree Europe Equity Income Fund	6/16/06	122,153	312,747
WisdomTree Europe SmallCap Dividend Fund	6/16/06	221,137	595,194
WisdomTree Japan Total Dividend Fund	6/16/06	103,330	214,941
WisdomTree Japan Equity Income Fund	6/16/06	133,841	304,862
WisdomTree Japan SmallCap Dividend Fund	6/16/06	128,531	465,970
WisdomTree Dividend Top 100 Fund	6/16/06	233,421	773,212
WisdomTree LargeCap Dividend Fund	6/16/06	326,902	887,614
WisdomTree MidCap Dividend Fund	6/16/06	103,769	373,656
WisdomTree SmallCap Dividend Fund	6/16/06	152,022	410,425
WisdomTree International LargeCap Dividend Fund	6/16/06	156,254	688,454
WisdomTree International Dividend Top 100 Fund	6/16/06	469,927	2,391,354
WisdomTree International MidCap Dividend Fund	6/16/06	230,677	1,481,831
WisdomTree International SmallCap Dividend Fund	6/16/06	398,322	3,016,342
WisdomTree International Basic Materials Sector Fund	10/13/06	15,338	480,261
WisdomTree International Communications Sector Fund	10/13/06	32,387	172,291
WisdomTree International Consumer Discretionary Sector Fund	10/13/06	15,129	34,905
WisdomTree International Consumer Staples Sector Fund	10/13/06	42,549	153,549
WisdomTree International Energy Sector Fund	10/13/06	41,504	250,529
WisdomTree International Financial Sector Fund	10/13/06	16,936	127,465
WisdomTree International Industrial Sector Fund	10/13/06	26,520	253,102
WisdomTree International Technology Sector Fund	10/13/06	13,947	61,828
WisdomTree International Utilities Sector Fund	10/13/06	46,704	295,876
WisdomTree International Health Care Sector Fund	10/13/06	41,870	137,305
WisdomTree Total Earnings Fund	2/23/07	6,912	48,010
WisdomTree Earnings 500 Fund	2/23/07	5,511	108,747
WisdomTree MidCap Earnings Fund	2/23/07	1,867	83,454
WisdomTree SmallCap Earnings Fund	2/23/07	3,386	58,025
WisdomTree Earnings Top 100 Fund	2/23/07	9,423	59,796
WisdomTree Low P/E Fund	2/23/07	9,375	88,570
WisdomTree LargeCap Growth Fund	12/04/08	N/A	N/A
WisdomTree International Real Estate Fund	6/5/07	N/A	336,686
WisdomTree Emerging Markets Equity Income Fund	7/13/07	N/A	474,220
WisdomTree Emerging Markets SmallCap Dividend Fund	10/30/07	N/A	90,419
WisdomTree India Earnings Fund	2/22/08	N/A	66,315
WisdomTree Middle East Dividend Fund	7/16/08	N/A	N/A

The Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser. Mellon Capital, a registered investment adviser, with its principal office is located at 50 Fremont Street, San Francisco, CA 94105 serves as Sub-Adviser for each Fund. As of June 30, 2008, Mellon Capital managed approximately $204 billion for institutions. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. The Sub-Adviser chooses each Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds as describer below.

Sub-Adviser’s Fees for the Domestic Funds

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:

•	3 basis points (0.03%) of the first $2 billion in combined daily net assets of all Domestic Funds;

•	2 basis points (0.02%) of the next $3 billion in combined daily net assets of all Domestic Funds; and

•	1.5 basis points (0.015%) of the combined daily net assets of all Domestic Funds in excess of $5 billion.

Sub-Adviser’s Fees for the International Funds

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

•	7.5 basis points (0.075%) of the first $1 billion in combined daily net assets of all International Equity Funds;

•	5 basis points (0.05%) of the next $1 billion in combined daily net assets of all International Equity Funds;

•	3 basis points (0.03%) of the next $3 billion in combined daily net assets of all International Equity Funds; and

•	2 basis points (0.02%) of the combined daily net assets of all International Equity Funds in excess of $5 billion.

The Portfolio is sub-advised by Mellon Capital. Mellon Capital does not receive any additional compensation for sub-advising the Portfolio.

For the following periods, the Sub-Adviser received the following fees:

Name	Commencement of Operations	Sub-Advisory Fee Period Ended March 31, 2007	Sub-Advisory Fee Period Ended March 31, 2008
WisdomTree Total Dividend Fund	6/16/06	$7,575	$42,632
WisdomTree Equity Income Fund	6/16/06	17,145	66,149
WisdomTree DEFA Fund	6/16/06	19,410	190,007
WisdomTree DEFA Equity Income Fund	6/16/06	26,790	114,145
WisdomTree Pacific ex-Japan Total Dividend Fund	6/16/06	14,521	70,182
WisdomTree Pacific ex-Japan Equity Income Fund	6/16/06	14,521	32,778
WisdomTree Europe Total Dividend Fund	6/16/06	14,521	20,591
WisdomTree Europe Equity Income Fund	6/16/06	14,521	22,294
WisdomTree Europe SmallCap Dividend Fund	6/16/06	18,790	23,821
WisdomTree Japan Total Dividend Fund	6/16/06	14,521	18,055
WisdomTree Japan Equity Income Fund	6/16/06	14,521	14,304
WisdomTree Japan SmallCap Dividend Fund	6/16/06	14,521	40,086
WisdomTree Dividend Top 100 Fund	6/16/06	14,028	82,845
WisdomTree LargeCap Dividend Fund	6/16/06	23,512	139,253
WisdomTree MidCap Dividend Fund	6/16/06	7,260	44,167
WisdomTree SmallCap Dividend Fund	6/16/06	8,914	40,086
WisdomTree International LargeCap Dividend Fund	6/16/06	14,521	73,537
WisdomTree International Dividend Top 100 Fund	6/16/06	40,587	190,877
WisdomTree International MidCap Dividend Fund	6/16/06	18,258	104,110
WisdomTree International SmallCap Dividend Fund	6/16/06	36,444	228,956
WisdomTree International Basic Materials Sector Fund	10/13/06	N/A	43,055
WisdomTree International Communications Sector Fund	10/13/06	N/A	14,783
WisdomTree International Consumer Discretionary Sector Fund	10/13/06	N/A	2,510
WisdomTree International Consumer Staples Sector Fund	10/13/06	N/A	18,626
WisdomTree International Energy Sector Fund	10/13/06	N/A	24,706
WisdomTree International Financial Sector Fund	10/13/06	N/A	9,033
WisdomTree International Industrial Sector Fund	10/13/06	N/A	25,880
WisdomTree International Technology Sector Fund	10/13/06	N/A	11,096
WisdomTree International Utilities Sector Fund	10/13/06	N/A	47,409
WisdomTree International Health Care Sector Fund	10/13/06	N/A	14,331
WisdomTree Total Earnings Fund	2/23/07	N/A	7,692
WisdomTree Earnings 500 Fund	2/23/07	N/A	26,642
WisdomTree MidCap Earnings Fund	2/23/07	N/A	12,215
WisdomTree SmallCap Earnings Fund	2/23/07	N/A	8,983
WisdomTree Earnings Top 100 Fund	2/23/07	N/A	6,576
WisdomTree Low P/E Fund	2/23/07	N/A	11,685
WisdomTree LargeCap Growth Fund	12/04/08	N/A	N/A
WisdomTree International Real Estate Fund	6/5/07	N/A	51,882
WisdomTree Emerging Markets Equity Income Fund	7/13/07	N/A	76,075
WisdomTree Emerging Markets SmallCap Dividend Fund	10/30/07	N/A	21,226
WisdomTree India Earnings Fund	2/22/08	N/A	51,882
WisdomTree Middle East Dividend Fund	7/16/08	N/A	N/A

Mellon Capital believes that it may perform Sub-Advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon Capital from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment Sub-Advisory agreement would be subject to shareholder approval.

Portfolio Manager. Each Fund is managed by Mellon Capital’s Equity Index Strategies portfolio management team. The individual members of the team responsible for the day-to-day management of each Fund’s portfolio are Denise Krisko and Steven Wetter.

Including the WisdomTree ETFs, as of June 30, 2008, the Index Fund Management team managed ninety eight other registered investment companies with approximately $6.34 billion in assets; one pooled investment vehicle with approximately $0.13 billion in assets and twenty forty other accounts with approximately $4.32 billion in assets.

Portfolio Manager Fund Ownership

As of June 30, 2008, the dollar range of securities beneficially owned by the following Portfolio Managers in the Trust is as follows:

Portfolio Manager	Dollar Range of Securities Beneficially Owned
Steve Wetter	None
Denise Krisko	None

Portfolio Manager Compensation

As of June 30, 2008, the Sub-Adviser’s portfolio managers responsible for managing the Funds are generally eligible for compensation consisting of base salary, bonus, and payments under Mellon Capital’s long-term incentive compensation program. All compensation is paid by Mellon Capital and not by the Funds. The same methodology described below is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation deferred compensation plan.

A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager’s bonus is determined by a number of factors. One factor is gross performance of the fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. Additional factors include the overall financial performance of the company, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment management group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.

Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from the company’s long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm’s profits is allocated to the long-term incentive compensation award. The annual awards are paid after three years.

Description of Material Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Portfolio Managers Compensation). In addition, current trading practices do not allow the sub-adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Code of Ethics. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Funds’ distributor have each adopted a Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. The Bank of New York Mellon (“BNYM”) serves as administrator, custodian and transfer agent for the Funds. BNYM’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNYM provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNYM makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNYM maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNYM is required, upon the order of the Trust, to deliver securities held by BNYM and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNYM is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYM acts as transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNYM receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNYM.

BNYM serves as the Portfolio’s custodian. BNYM does not receive any additional compensation for performing these services.

For the following periods the Administrator received the following fees:

Name	Commencement of Operations	Administration Fee for the Period Ended March 31, 2007	Administration Fee for the Period Ended March 31, 2008
WisdomTree Total Dividend Fund	6/16/06	$11,551	$9,245
WisdomTree Equity Income Fund	6/16/06	22,767	20,776
WisdomTree DEFA Fund	6/16/06	11,928	16,115
WisdomTree DEFA Equity Income Fund	6/16/06	16,262	20,244
WisdomTree Pacific ex-Japan Equity Income Fund	6/16/06	8,506	9,325
WisdomTree Pacific ex-Japan Total Dividend Fund	6/16/06	7,025	9,936
WisdomTree Europe Total Dividend Fund	6/16/06	4,082	3,646
WisdomTree Europe Equity Income Fund	6/16/06	5,941	4,749
WisdomTree Europe SmallCap Dividend Fund	6/16/06	12,071	4,438
WisdomTree Japan Total Dividend Fund	6/16/06	6,561	8,030
WisdomTree Japan Equity Income Fund	6/16/06	7,612	19,184
WisdomTree Japan SmallCap Dividend Fund	6/16/06	7,484	32,549
WisdomTree Dividend Top 100 Fund	6/16/06	18,472	8,714
WisdomTree LargeCap Dividend Fund	6/16/06	34,785	10,986
WisdomTree MidCap Dividend Fund	6/16/06	7,931	8,432
WisdomTree SmallCap Dividend Fund	6/16/06	11,785	13,415
WisdomTree International LargeCap Dividend Fund	6/16/06	9,781	9,623
WisdomTree International Dividend Top 100 Fund	6/16/06	24,454	30,023
WisdomTree International MidCap Dividend Fund	6/16/06	12,087	22,603
WisdomTree International SmallCap Dividend Fund	6/16/06	21,693	39,457
WisdomTree International Basic Materials Sector Fund	10/13/06	698	3,368
WisdomTree International Communications Sector Fund	10/13/06	1,705	2,283
WisdomTree International Consumer Discretionary Sector Fund	10/13/06	686	739
WisdomTree International Consumer Staples Sector Fund	10/13/06	1,962	2,193
WisdomTree International Energy Sector Fund	10/13/06	1,992	2,239
WisdomTree International Financial Sector Fund	10/13/06	964	2,209
WisdomTree International Industrial Sector Fund	10/13/06	1,384	2,587
WisdomTree International Technology Sector Fund	10/13/06	627	659
WisdomTree International Utilities Sector Fund	10/13/06	2,345	2,302
WisdomTree International Health Care Sector Fund	10/13/06	1,917	2,095
WisdomTree Total Earnings Fund	2/23/07	552	2,043
WisdomTree Earnings 500 Fund	2/23/07	440	2,063
WisdomTree MidCap Earnings Fund	2/23/07	110	713
WisdomTree SmallCap Earnings Fund	2/23/07	237	1,090
WisdomTree Earnings Top 100 Fund	2/23/07	556	2,152
WisdomTree Low P/E Fund	2/23/07	553	2,138
WisdomTree LargeCap Growth Fund	12/04/08	N/A	N/A
WisdomTree International Real Estate Fund	6/5/07	N/A	N/A
WisdomTree Emerging Markets Equity Income Fund	7/13/07	N/A	N/A
WisdomTree Emerging Markets SmallCap Dividend Fund	10/30/07	N/A	N/A
WisdomTree India Earnings Fund	2/22/08	N/A	N/A
WisdomTree Middle East Dividend Fund	7/16/08	N/A	N/A

Distributor. The principal address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions.

The table below sets forth the brokerage commissions paid by each Fund for the fiscal years ended March 31, 2007 and 2008.

Name	Commissions Paid for Fiscal Year Ended March 31, 2007	Commissions Paid for Fiscal Year Ended March 31, 2008
WisdomTree Total Dividend Fund	$3,648	$5,192
WisdomTree Equity Income Fund	7,502	15,509
WisdomTree DEFA Fund	6,687	24,215
WisdomTree DEFA Equity Income Fund	14,180	32,649
WisdomTree Pacific ex-Japan Equity Income Fund	2,670	15,584
WisdomTree Pacific ex-Japan Total Dividend Fund	6,681	21,337
WisdomTree Europe Total Dividend Fund	4,498	6,111
WisdomTree Europe Equity Income Fund	6,629	11,126
WisdomTree Europe SmallCap Dividend Fund	30,281	19,507
WisdomTree Japan Total Dividend Fund	1,752	585
WisdomTree Japan Equity Income Fund	1,968	7,316
WisdomTree Japan SmallCap Dividend Fund	8,864	3,033
WisdomTree Dividend Top 100 Fund	7,919	10,982
WisdomTree LargeCap Dividend Fund	9,823	11,925
WisdomTree MidCap Dividend Fund	2,679	15,032
WisdomTree SmallCap Dividend Fund	8,570	32,394
WisdomTree International LargeCap Dividend Fund	4,068	17,368
WisdomTree International Dividend Top 100 Fund	8,459	84,742
WisdomTree International MidCap Dividend Fund	33,778	42,786
WisdomTree International SmallCap Dividend Fund	49,713	80,563
WisdomTree International Basic Materials Sector Fund	23	8,127
WisdomTree International Communications Sector Fund	56	5,988
WisdomTree International Consumer Discretionary Sector Fund	136	1,478
WisdomTree International Consumer Staples Sector Fund	393	1,934
WisdomTree International Energy Sector Fund	169	5,659
WisdomTree International Financial Sector Fund	528	2,781
WisdomTree International Industrial Sector Fund	120	3,989
WisdomTree International Technology Sector Fund	90	1,143
WisdomTree International Utilities Sector Fund	225	6,027
WisdomTree International Health Care Sector Fund	364	896
WisdomTree Total Earnings Fund	263	1,067
WisdomTree Earnings 500 Fund	43	1,538
WisdomTree MidCap Earnings Fund	2	5,476
WisdomTree SmallCap Earnings Fund	11	5,339
WisdomTree Earnings Top 100 Fund	135	935
WisdomTree Low P/E Fund	109	2,450
WisdomTree LargeCap Growth Fund	N/A	N/A
WisdomTree International Real Estate Fund	N/A	10,462
WisdomTree Emerging Markets Equity Income Fund	N/A	97,204
WisdomTree Emerging Markets SmallCap Dividend Fund	N/A	22,943
WisdomTree India Earnings Fund	N/A	172,783
WisdomTree Middle East Dividend Fund	N/A	N/A

Affiliated Brokers

During the fiscal year ended March 31, 2008, the Funds did not pay any commissions to any affiliated brokers.

Regular Broker-Dealers

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2008, the name of each such broker or dealer and the value of each Fund’s aggregate holdings of the securities of each issuer as of March 31, 2008.

Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of March 31, 2008
WisdomTree Total Dividend Fund
	BEAR STEARNS & CO., INC.	$5,822
	CITIGROUP, INC.	2,549,964
	GOLDMAN SACHS GROUP, INC.	142,897
	LEHMAN BROTHERS HOLDINGS, INC.	67,150
	MERRILL LYNCH & CO., INC.	290,924

WisdomTree Equity Income Fund
	CITIGROUP, INC.	$8,974,850

WisdomTree LargeCap Dividend Fund
	BEAR STEARNS & CO., INC.	$25,889
	CITIGROUP, INC.	10,638,242
	GOLDMAN SACHS GROUP, INC.	584,323
	LEHMAN BROTHERS HOLDINGS, INC.	271,497
	MERRILL LYNCH & CO., INC.	1,205,823

WisdomTree Dividend Top 100 Fund
	CITIGROUP, INC.	$2,313,746

WisdomTree Total Earnings Fund
	BEAR STEARNS & CO., INC.	$3,881
	CITIGROUP, INC.	231,614
	GOLDMAN SACHS GROUP, INC.	170,514
	LEHMAN BROTHERS HOLDINGS, INC.	49,196
	MERRILL LYNCH & CO., INC.	40,251

WisdomTree Earnings 500 Fund
	BEAR STEARNS & CO., INC.	$15,672
	CITIGROUP, INC.	942,758
	GOLDMAN SACHS GROUP, INC.	699,929
	LEHMAN BROTHERS HOLDINGS, INC.	197,234
	MERRILL LYNCH & CO., INC.	167,686

WisdomTree Earnings Top 100 Fund
	BEAR STEARNS & CO., INC.	$31,575
	CITIGROUP, INC.	131,947
	GOLDMAN SACHS GROUP, INC.	176,306
	LEHMAN BROTHERS HOLDINGS, INC.	137,273

WisdomTree Low P/E Fund
	BEAR STEARNS & CO., INC.	$13,029
	CITIGROUP, INC.	779,410
	GOLDMAN SACHS GROUP, INC.	574,730
	LEHMAN BROTHERS HOLDINGS, INC.	164,938

Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of March 31, 2008
WisdomTree Europe SmallCap Dividend Fund
	AWD HOLDINGS AG	$408,884
	BRIT INSURANCE HOLDINGS PLC	416,083
	D. CARNEGIE AB	527,914
	F&C ASSET MANAGEMENT PLC	580,037
	JARDINE LLOYD THOMPSON GROUP PLC	440,096

WisdomTree Pacific ex-Japan Total Dividend Fund
	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	$4,964,141
	COMMONWEALTH BANK OF AUSTRALIA	6,604,139
	HANG SENG BANK LTD.	3,597,735
	NATIONAL AUSTRALIA BANK LTD.	5,651,953
	WESTPAC BANKING CORP.	5,200,060

WisdomTree Pacific ex-Japan Equity Income Fund
	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	$4,246,556
	COMMONWEALTH BANK OF AUSTRALIA	4,573,998
	HANG SENG BANK LTD	3,498,037
	NATIONAL AUSTRALIA BANK LTD.	4,020,505
	WESTPAC BANKING CORP.	4,828,678

WisdomTree International Dividend Top 100 Fund
	BANCA INTESA SPA	$8,359,196
	COMMONWEALTH BANK OF AUSTRALIA	5,840,965
	DNB NOR ASA	6,296,199
	LLOYDS TSB GROUP PLC	6,504,190
	WESTPAC BANKING CORP.	6,271,017

WisdomTree International MidCap Dividend Fund
	ALLEANZA ASSICURAZIONI SPA	$1,709,706
	BANK OF EAST ASIA LTD.	913,673
	HONGKONG EXCHANGES AND CLEARING LTD.	11,427,554
	INSURANCE AUSTRALIA GROUP LTD.	1,316,920
	TRYGVESTA AS	1,371,208

WisdomTree International SmallCap Dividend Fund
	BENDIGO BANK LTD.	$2,535,513
	D. CARNEGE & CO. AB	2,440,677
	F&C ASSET MANAGEMENT PLC	2,313,230
	JARDINE LLOYD THOMPSON GROUP PLC	2,375,671
	WING LUNG BANK LTD.	4,093,326

WisdomTree Emerging Markets Equity Income Fund
	BANK LEUMI LE-ISREAL	$1,969,587
	KOOKMIN BANK BM	2,462,246
	MALAYAN BANKING BHD	2,236,337
	MEGA FINANCIAL HOLDINGS CO., LTD	1,921,065
	PUBLIC BANK BHD	2,018,915

WisdomTree Emerging Markets SmallCap Dividend Fund
	AFRICAN BANK INVESTMENTS LTD.	$616,589
	DISCOUNT INVESTMENT CORP.	653,151
	IDB DEVELOPMENT CORP. LTD.	1,441,525
	IDB HOLDING CORP. LTD.	791,218
	METROPOLITAN HOLDINGS LTD.	445,158

WisdomTree International Real Estate Fund
	KENEDIX, INC.	$54,152

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund for the fiscal years ended March 31, 2007 and 2008.

Name	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2007		Portfolio Turnover Rate for Fiscal Year Ended March 31, 2008
WisdomTree Total Dividend Fund	12%		10%
WisdomTree Equity Income Fund	11		19
WisdomTree DEFA Fund	11		10
WisdomTree DEFA Equity Income Fund	19		16
WisdomTree Pacific ex-Japan Equity Income Fund	7		16
WisdomTree Pacific ex-Japan Total Dividend Fund	21		12
WisdomTree Europe Total Dividend Fund	24		15
WisdomTree Europe Equity Income Fund	24		21
WisdomTree Europe SmallCap Dividend Fund	47		22
WisdomTree Japan Total Dividend Fund	6		1
WisdomTree Japan Equity Income Fund	6		1
WisdomTree Japan SmallCap Dividend Fund	25		3
WisdomTree Dividend Top 100 Fund	21		16
WisdomTree LargeCap Dividend Fund	13		8
WisdomTree MidCap Dividend Fund	12		30
WisdomTree SmallCap Dividend Fund	16		34
WisdomTree International LargeCap Dividend Fund	8		15
WisdomTree International Dividend Top 100 Fund	8		24
WisdomTree International MidCap Dividend Fund	44		18
WisdomTree International SmallCap Dividend Fund	39		17
WisdomTree International Basic Materials Sector Fund	0	*	11
WisdomTree International Communications Sector Fund	0	*	19
WisdomTree International Consumer Discretionary Sector Fund	3		21
WisdomTree International Consumer Staples Sector Fund	2		8
WisdomTree International Energy Sector Fund	1		13
WisdomTree International Financial Sector Fund	5		15
WisdomTree International Industrial Sector Fund	1		11
WisdomTree International Technology Sector Fund	2		14
WisdomTree International Utilities Sector Fund	1		13
WisdomTree International Health Care Sector Fund	3		4
WisdomTree Total Earnings Fund	1		11
WisdomTree Earnings 500 Fund	1		8
WisdomTree MidCap Earnings Fund	0	*	45
WisdomTree SmallCap Earnings Fund	0	*	37
WisdomTree Earnings Top 100 Fund	2		13
WisdomTree Low P/E Fund	1		20
WisdomTree LargeCap Growth Fund	N/A		N/A
WisdomTree International Real Estate Fund	N/A		15
WisdomTree Emerging Markets Equity Income Fund	N/A		3
WisdomTree Emerging Markets SmallCap Dividend Fund	N/A		6
WisdomTree India Earnings Fund	N/A		0	*
WisdomTree Middle East Dividend Fund**	N/A		N/A

*	Amount represents less than 1%.
**	Information is not presented for this Fund as it had not commenced operations as of March 31, 2008.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005. The Trust currently is comprised of 54 Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. DTC acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name”, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION & REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a “Listing Exchange”) is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s underlying Index and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Trust with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to the Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying Index being tracked by the relevant Fund or resulting from certain corporate actions. The WisdomTree India Earnings Fund and WisdomTree Middle East Dividend Fund intend to issue and redeem Creation Unit Aggregations solely for cash or a specified amount of non-U.S. Currency in an amount equal to the NAV per Creation Unit Aggregation. The other Funds reserve the right to use this approach.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (as discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the International Funds cannot be placed through the Clearing Process. Except as described herein, all orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. Purchase Orders for Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund and WisdomTree Middle East Dividend Fund use a different process. Purchase Orders for Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund will be accepted only if they are placed after the Listing Exchange Closing Time and before 5:30 p.m. Eastern time on any Business Day. Such Purchase Orders if accepted, will receive the next Business Day’s net asset value per Creation

Unit Aggregation. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of International Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through BNY to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than T+3 “T” plus three Business Days (i.e., days on which the NYSE is open) (“T+3”). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNYM through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNYM no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNYM does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNYM the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or BNYM does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNYM, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNYM or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for International Funds. Fund Deposits in connection with the International Funds will not be made either through the Clearing Process or through DTC. For each International Fund, BNYM shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Except as described herein, orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Unit Aggregations of Shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the Authorized Participant must pay a fixed purchase Transaction Fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The Transaction Fees for in-kind and cash purchases of Creation Units of Shares are described in the Prospectus. The Trust requires purchases of Creation Units of Shares of the WisdomTree India Earnings Fund to be paid in cash – either U.S. dollars or Indian Rupees as specified by the Trust.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNYM, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNYM or a sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNYM, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC Process generally will pay a higher Transaction Fee than will investors doing so through the NSCC Process. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits an in-kind purchaser to deposit cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund’s portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by each Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.

Name of Fund	Standard Creation Transaction Fee	Maximum Creation Transaction Fee
WisdomTree Total Dividend Fund	$4,000	$8,500
WisdomTree Equity Income Fund	2,200	2,500
WisdomTree LargeCap Dividend Fund	1,500	2,000
WisdomTree Dividend Top 100 Fund	500	600
WisdomTree MidCap Dividend Fund	2,500	3,000
WisdomTree SmallCap Dividend Fund	4,000	4,500
WisdomTree Total Earnings Fund	5,500	12,090
WisdomTree Earnings 500 Fund	2,500	2,500
WisdomTree MidCap Earnings Fund	3,500	4,000
WisdomTree SmallCap Earnings Fund	4,000	5,705
WisdomTree Earnings Top 100 Fund	500	500
WisdomTree Low P/E Fund	2,000	3,500
WisdomTree LargeCap Growth Fund	1,500	6,000
WisdomTree DEFA Fund	15,000	50,000
WisdomTree DEFA Equity Income Fund	9,500	20,000
WisdomTree Europe Total Dividend Fund	7,500	25,000
WisdomTree Europe Equity Income Fund	2,500	7,500
WisdomTree Europe SmallCap Dividend Fund	10,000	11,000
WisdomTree Japan Total Dividend Fund	4,000	10,000
WisdomTree Japan Equity Income Fund	2,500	3,500
WisdomTree Japan SmallCap Dividend Fund	5,000	6,000
WisdomTree Pacific ex-Japan Total Dividend Fund	8,000	18,500
WisdomTree Pacific ex-Japan Equity Income Fund	3,500	4,500
WisdomTree International LargeCap Dividend Fund	6,000	8,000
WisdomTree International Dividend Top 100 Fund	2,500	3,500
WisdomTree International MidCap Dividend Fund	8,000	20,000
WisdomTree International SmallCap Dividend Fund	10,000	25,000
WisdomTree Emerging Markets Equity Income Fund	7,000	27,000
WisdomTree Emerging Markets SmallCap Dividend Fund	7,000	21,000
WisdomTree India Earnings Fund	5,000	20,000
WisdomTree International Basic Materials Sector Fund	4,000	5,000
WisdomTree International Communications Sector Fund	3,250	5,100
WisdomTree International Consumer Discretionary Sector Fund	9,500	11,500
WisdomTree International Consumer Staples Sector Fund	8,000	10,500
WisdomTree International Energy Sector Fund	1,250	2,000
WisdomTree International Financial Sector Fund	9,000	14,000
WisdomTree International Health Care Sector Fund	2,250	3,500
WisdomTree International Industrial Sector Fund	9,500	12,500
WisdomTree International Technology Sector Fund	2,000	2,500
WisdomTree International Utilities Sector Fund	1,500	2,500
WisdomTree International Real Estate Fund	6,500	10,150
WisdomTree Middle East Dividend Fund	6,500	26,000

Placement of Redemption Orders for Domestic Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by BNYM (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside the Clearing Process.

Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNYM (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNYM no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for International Funds. Orders to redeem Creation Unit Aggregations of International Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Except as described herein, an order to redeem Creation Unit Aggregations of International Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNYM (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNYM no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of International Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BNYM and marked to market daily, and that the fees of BNYM and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNYM according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNYM by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNYM prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNYM on such Transmittal Date. If, however, a redemption order is submitted to BNYM by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BNYM by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or that are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. In the event that, in the sole discretion of the Trust, cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption. The Trust intends to pay redemptions of Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund in cash, either U.S. dollars or Indian Rupees as specified by the Trust.

REGULAR HOLIDAYS

Each Fund generally intends to effect deliveries of Creation Unit Aggregations and Portfolio Securities on a basis of T+3. Each Fund may effect deliveries of Creation Unit Aggregations and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

Listed below are the dates in calendar year 2009 in which the regular holidays in non-U.S. markets may impact Fund Settlement. This list may not be complete and is subject to change:

Argentina
Jan 1	Jun 15	Dec 8, 24, 25, 31
March 24	July 9
April 2, 9, 10	Aug 17
May 1, 25	Nov 6

Australia
Jan 1, 26	Aug 3
Mar 9	Sep 28
Apr 9, 10, 13, 27	Nov 3
Jun 8	Dec 24, 25, 28, 31

Austria
Jan 1, 6	Oct 26
April 10, 13	Dec 8, 24, 25, 31
May 1, 21
June 1, 11

Bahrain
Jan 1, 5, 6	Nov 29
March 8	Dec 16, 17
Sept 20, 21, 22

Belgium
Jan 1	June 1
April 10, 13	July 21
May 1, 21, 22	Nov 11
Dec 25

Brazil
Jan 1	May 1
Feb 23, 24, 25	Jun 11
Apr 10, 21	July 9
Sep 7
Oct 12
Nov 20
Dec 24, 25, 31

Canada
Jan 1	Jul 1	Dec 25, 26, 28
Feb 16	Aug 3
April 10	Sep 7
May 18	Oct 12
Nov 11

Chile
Jan 1	July 16	Dec 8
Apr 10	Sep 18, 19	Dec 25, 31
May 1, 21	Oct 12
June 29

China (Shanghai)
Jan 1, 2, 19, 26, 27, 28, 29, 30	July 3	Nov 11, 26
Feb 16	Sept 7	Dec 25
Apr 6, 10	Oct 1, 2, 5, 6, 7, 8, 12
May 1, 25, 28, 29

China (Shenzhen)
Jan 1, 2, 26, 27, 28, 29, 30	July 1	Dec 25
Apr 6, 10, 13	Oct 1, 2, 5, 6, 7, 8, 26
May 1, 28, 29

Denmark
Jan 1	May 8, 21, 22
Apr 9, 10, 13	Jun 15
Dec 25, 24, 31

Egypt
Jan 7	Sept 20, 21, 22
March 9	Oct 6
April 19, 20	Nov 26
July 23	Dec 18, 25

Finland
Jan 1, 6	Dec 24, 25, 31
April 9, 10, 13
May 1, 21
Jun 19

France
Jan 1	June 1
April 10, 13	July 14
May 1, 8, 21	Nov 11
Dec 25

Greece
Jan 1, 6	May 1	Oct 28
Mar 2, 25	Jun 8	Dec 25
Apr 10, 13, 17, 20

Germany
Jan 1	June 1, 11
April 10, 13	Dec 24, 25, 31
May 1, 21

Hong Kong
Jan 1, 26, 27, 28	May 1, 28	Oct 1, 26
Apr 10, 13	July 1	Dec 25

India
Jan 8, 26
Feb 23
March 10, 11, 27	Sept 21, 28, 30
Apr 1, 3, 7, 10,14	Oct 2, 19
May 1	Nov 2
Aug 19	Dec 25

Ireland
Jan 1, 19	July 3
Feb 16	Aug 3, 31
March 17	Sept 7
May 1, 4, 25	Oct 12
Jun 1	Nov 11
Dec 25, 26, 28

Israel
Mar 10		Oct 9, 13, 14, 19, 20, 21
Apr 8, 9, 12, 13, 14, 15, 28, 29	Sept 20, 27, 28
May 29	Oct 4, 5, 6, 7, 8
July 30

Italy
Jan 1, 6
Apr 10, 13	Dec 8, 24, 25, 31
May 1
June 2

Japan
Jan 1, 2, 12	April 29	Nov 3
Feb 11	May 4, 5, 6	Nov 23
Mar 20	Jul 20	Dec 23, 31
Sep 21, 22, 23
Oct 12

Jordan
Jan 1	Nov 30
March 8	Dec 1, 17
May 25
Sept 20, 21, 22, 23, 29

Kuwait
Jan 1, 4	July 20
Feb 25, 26	Sept 21, 22, 23
March 9	Nov 29, 30
Dec 1

Malaysia
Jan 1, 26, 27	May 1	Dec 18, 25
Feb 2, 9	Aug 31
March 9	Sept 21, 22
Nov 27

Mexico
Jan 1	May 1
Feb 2	Sept 16	Dec 25
March 16	Nov 16
Apr 9,10

Morocco
Jan 1	Aug 14, 20, 21
March 10, 11	Sept 21, 22
May 1	Nov 6, 18, 28, 29
July 30

New Zealand
Jan 1, 2, 19, 26	Apr 10, 13
Feb 6	Jun 1
Oct 26
Dec 24, 25, 31

Netherlands
Jan 1	June 1
April 10, 13, 30
May 1, 21
Dec 25

Norway
Jan 1	June 1
April 8, 9, 10, 13
May 1, 21
Dec 24, 25, 31

Oman
Jan 1	Nov 18, 19, 29, 30
March 9	Dec 1, 10
July 20, 23
Sept 20, 21, 22

Portugal
Jan 1	June 10, 11
Feb 24	Oct 5
April 9, 10, 13
May 1
Dec 1, 8, 24, 25, 31

Qatar
Jan 1
Sept 20, 21, 22
Dec 1, 2, 3

Singapore
Jan 1, 26, 27	Aug 10
April 10	Sept 21
May 1	Nov 16, 27
Dec 25

South Africa
Jan 1, 2	Jun 15, 16
Apr 10, 13, 27	Aug 10
May 1	Sep 24
Dec 16, 25

South Korea
Jan 1, 2, 26, 27	Oct 2
May 1	Dec 25, 31
May 5

Spain
Jan 1, 6	Oct 12
March 19	Nov 9
Apr 9, 10, 13	Dec 8, 24, 25, 31
May 1, 15
Jun 11

Sweden
Jan 1, 5, 6	Jun 19
April 9, 10, 13, 30	Oct 30
May 1, 21	Dec 24, 25
Dec 31

Switzerland
Jan 1, 2	June 1, 11
April 10, 13, 20	Sept 14
May 1, 21	Dec 8, 24, 25, 31

Taiwan
Jan 1, 2, 10, 17, 22, 23, 26, 27, 28, 29, 30	May 1, 28, 29
June 6

Thailand
Jan 1, 2	Jul 1, 7	Oct 23
Feb 9	Aug 12	Dec 7, 10, 31
Apr 6, 13, 14, 15
May 1, 5, 8

U.A.E.
Jan 1	Nov 26
March 8	Dec 2, 17
July 19
Sept 20, 21

United Kingdom
Jan 1,19	July 3	Nov 11, 26
Feb 16	Aug 31	Dec 25
Apr 10, 13	Sept 7	Dec 28
May 1, 4, 25	Oct 12

*	Dubai Financial Market only. Regular working day in Abu Dubai.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested in (x) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (y) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Taxation of the Funds. If a Fund qualifies as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income (including its net capital gains) will be subject to tax at corporate income tax rates without any deduction for distributions to shareholders, and all distributions from earnings and profits, including any distributions of net long-term capital gains and net tax-exempt income, would be taxable to shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income and its net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Funds’ shares are generally subject to federal income tax as described herein to the extent they do not exceed the Funds’ realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains from the sale of investments that the Funds owned for more than one year and that are properly designated by the Funds as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.

Treasury Regulations permit a RIC, in determining its taxable income, to elect to treat all or a part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to a Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of a Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, participation certificates, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of a Fund’s taxable year more than 50% of a Fund’s assets consist of the securities of foreign corporations, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Investment in PFICs. Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFICs or on proceeds received from dispositions of shares in the PFICs. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may make an election to mark the gains (and to a limited extent losses) of a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. A Fund may also, in certain circumstances, elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include as income its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. Such gains and losses are treated as ordinary income and loss. The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Additional Tax Information Concerning REITs. Each Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of a Fund’s income from a REIT that is attributable to the REITís residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes – Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in REMICs or TMPs.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then a Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by an amount of the tax that relates to that shareholder’s interest in a Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Funds. The Funds do not intend to invest directly or indirectly in residual interests in REMICs.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Effective for taxable years beginning before January 1, 2008, and assuming certain certification requirements were complied with, a RIC generally was not required to withhold any amounts (i) with respect to distributions attributable to U.S.-source interest income that would be treated as “portfolio interest” and accordingly would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly designated by the RIC. Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions. At the time of this filing, it is unclear whether the legislation will be enacted and, if enacted, what the term of the extension will be. Even if such legislation is enacted, depending on the circumstances, the Funds may make such designations with respect to all, some or none of their potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of the India Portfolio

As discussed, the India Earnings Fund invests in Indian securities through the WisdomTree India Investment Portfolio, Inc. (the “India Portfolio”), a wholly-owned subsidiary organized under Mauritius law. Investors should note that taxation in India of the income of the India Portfolio arising from its investments in India, and therefore the tax liability of the Fund, is expected to be minimized under the provisions of the India Mauritius Double Tax Avoidance Treaty (the “Treaty”). While the validity of this treaty and its applicability to entities such as the Fund was recently upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to re-intepretation and re-negotiation in the future. Any change in the Treaty’s application could have a material adverse affect on the tax status of the India Portfolio and therefore the returns of the India Portfolio and the returns of the India Earnings Fund. Further, it is possible that the Indian tax authorities may seek to take the position that the India Portfolio is not entitled to the benefits of the Treaty.

In order to claim the benefits of the Treaty, the India Portfolio must be a tax resident of Mauritius. The India Portfolio is incorporated in Mauritius, has been issued a certificate of Mauritian tax residence by the Tax Authorities in Mauritius, and has been granted a Tax Residency Certificate. Accordingly, the Fund expects to be eligible for the benefits under the Treaty.

It is currently not clear whether income from entities such as the India Portfolio will be classified as capital gains income or as ‘business income’ under Indian law. However, this distinction should not affect the ultimate tax consequences to the India Portfolio. Under the Treaty, capital gains from investment in Indian securities, global depositary receipts, or American depositary receipts issued with respect to Indian companies are exempt from tax, provided that the India Portfolio does not have a permanent establishment in India. Similarly, ‘business income,’ is also exempt from taxation under the Treaty so long as the India Portfolio does not have a permanent establishment in India. Since the India Portfolio has been deemed a tax resident of Mauritius, it does not expect to be deemed to have a permanent establishment in India. If the India Portfolio were deemed to have such a permanent establishment, income attributable to that Permanent Establishment could be taxable in India at a rate of 42.23%.

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.25%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains.

It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to the India Portfolio as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by the India Portfolio is less than 10% of its book profits, then the India Portfolio would be deemed to owe taxes of 10% of book profits.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the India Portfolio and thus reduce the return to Fund shareholders.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security’s owner might reasonably expect to receive upon its sale. A Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the NAV Calculation Time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used for domestic securities if, for example, (i) trading in a security is halted and does not resume before the Fund’s pricing time or if a security does not trade in the course of a day, or (ii) the Fund holds enough of the security that its price could affect the Fund’s NAV. Since the International Funds invest in securities listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Fair-value prices are determined by the Funds according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to pay out dividends, if any, to investors quarterly, but in any event no less frequently than annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust’s annual report to shareholders for the fiscal year ended March 31, 2008 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington DC 20004 is counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm to the Trust.